Reinsurance and Indemnification - Industry pools and facilities (Details)	6 Months Ended	12 Months Ended				24 Months Ended
	Jun. 30, 2018 USD ($)	May 31, 2019 USD ($) hurricane	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2019 USD ($)
Reinsurance Retention Policy [Line Items]
Reinsurance and indemnification recoverables, net			$ 9,565,000,000	$ 8,921,000,000
Cash and invested assets			112,249,000,000	112,422,000,000
Accumulated deficit	$ (2,920,000,000)		(44,033,000,000)	(41,579,000,000)
Retained earnings accumulated deficit decrease	47,240,000,000
Ceded premium earned			1,306,000,000	1,274,000,000	$ 1,296,000,000
Michigan Catastrophic Claim Association
Reinsurance Retention Policy [Line Items]
Reinsurance and indemnification recoverables, net			$ 5,400,000,000	5,260,000,000
Reinsurance increase, percentage			6.00%
Program funding, per vehicle annual assessment			$ 192
Cash and invested assets	$ 20,540,000,000
National Flood Insurance Program
Reinsurance Retention Policy [Line Items]
Reinsurance and indemnification recoverables, net			31,000,000	88,000,000
Ceded premium earned			258,000,000	263,000,000	274,000,000
Ceded losses incurred			118,000,000	1,120,000,000	537,000,000
New Jersey Unsatisfied Claim and Judgment Fund
Reinsurance Retention Policy [Line Items]
Reinsurance and indemnification recoverables, net			461,000,000	493,000,000
Minimum medical benefits portion of personal injury protection coverage for reimbursement to insurers for policies issued or renewed prior to January 1, 1991			75,000
Minimum medical benefits portion of personal injury protection coverage for reimbursement to insurers for policies issued or renewed from January 1, 1991 to December 31, 2004			75,000
Maximum reimbursement to insurers for medical benefits paid under personal injury protection coverage.			250,000
Reinsurance, administration assessments paid			8,900,000
Florida Hurricane Catastrophe Fund
Reinsurance Retention Policy [Line Items]
Reinsurance and indemnification recoverables, net			104,000,000	19,000,000
Ceded premium earned			10,000,000	11,000,000	12,000,000
Ceded losses incurred			$ 143,000,000	$ 19,000,000	0
Scenario, Forecast | Michigan Catastrophic Claim Association
Reinsurance Retention Policy [Line Items]
Retention level per claim						$ 580,000	$ 555,000
Term of catastrophe reinsurance agreement contract						2 years	2 years
Scenario, Forecast | Florida Hurricane Catastrophe Fund
Reinsurance Retention Policy [Line Items]
Percent of losses in excess of retention level to be reimbursed		90.00%
Retention level for losses related to 2 largest hurricanes		$ 54,000,000
Number of storms | hurricane		2
Retention level for losses related to other hurricanes		$ 18,000,000
Maximum Retention level for losses related to hurricanes		$ 172,000,000
Florida Hurricane Catastrophe Fund
Reinsurance Retention Policy [Line Items]
Emergency assessment maximum percentage of premiums first year			6.00%
Emergency assessment maximum percentage of premiums subsequent years			10.00%
Emergency assessment maximum percentage of premiums subsequent years, FL OIR			0.00%
Emergency assessment, bonds issued					$ 2,000,000,000